Intangible Assets, Net (Details) - Schedule of intangible assets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Total	$ 1,120,021	$ 572,992
Less: accumulated amortization	(575,602)	(364,104)
Artwork trading platform [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Total	793,310	798,037
Software [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Total	$ 902,313	$ 139,059